Note 21 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Occupancy and equipment	$ 2,481,000	$ 1,904,000
Interest on subordinated debt	1,449,000	520,000
Other	3,002,000	2,220,000
Total Expenses	30,440,000	27,260,000
Income Tax Benefit	(1,228,000)	(3,054,000)
Net Income	2,020,000	7,863,000
Comprehensive Income	2,034,000	7,816,000
Parent Company [Member]
Rental income	399,000	0
Total Income	399,000	365,000
Occupancy and equipment	115,000	122,000
Interest on subordinated debt	1,449,000	520,000
Other	556,000	158,000
Total Expenses	2,120,000	800,000
Net Income Before Income Taxes	(1,721,000)	(435,000)
Equity in Undistributed Net Income of Subsidiary	3,380,000	8,207,000
Income Tax Benefit	361,000	91,000
Net Income	2,020,000	7,863,000
Comprehensive Income	$ 2,034,000	$ 7,816,000